CONSOLIDATAED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Statement of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ 739	$ (209)	$ 92
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	0	(4)	(5)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ 328	$ (356)	$ 637